Investments (Other Invested Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Invested Assets [Line Items]
Other invested assets	$ 1,088,613	$ 1,209,925
Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	1,040,992	887,706
Company’s investment in separate accounts
Other Invested Assets [Line Items]
Other invested assets	510	53,694
Derivative Instruments
Other Invested Assets [Line Items]
Other invested assets	47,111	268,525
Equity Method | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	971,993	808,227
Equity Method | Private equity | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	287,969	286,141
Equity Method | Hedge funds | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	576,595	432,749
Equity Method | Real estate-related | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	107,429	89,337
Fair Value | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	68,999	79,479
Fair Value | Private equity | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	59,146	69,137
Fair Value | Hedge funds | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	396	481
Fair Value | Real estate-related | Total LPs/LLCs
Other Invested Assets [Line Items]
Other invested assets	$ 9,457	$ 9,861